Material Accounting Policies	12 Months Ended
Dec. 31, 2023
Material Accounting Policies
Material Accounting Policies

2. Material Accounting Policies

Statement of compliance

The consolidated financial statements of GasLog and its subsidiaries have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”).

Basis of preparation and approval

The consolidated financial statements have been prepared on the historical cost basis, except for the revaluation of derivative financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Going concern

In considering going concern management has reviewed the Group’s future cash requirements, covenant compliance and earnings projections. As of December 31, 2023, the Group’s current assets totaled $560,409, while current liabilities totaled $622,542, resulting in a negative working capital position of $62,133. Current liabilities include $88,323 relating to the NOK 2024 Bonds (as defined below) which mature in November 2024 (Note 13) and $66,414 of unearned revenue in relation to hires received in advance of December 31, 2023 (which represents a non-cash liability that will be recognized as revenue in January as the services are rendered).

Management monitors the Company’s liquidity position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including newbuilding and debt service commitments, and to monitor compliance with the financial covenants within its loan and bond facilities. Management anticipates that our primary sources of funds over the next twelve months will be available cash, cash from operations,undrawn amounts under our existing facilities, future borrowings and future sale and leaseback transactions. Management believes that these anticipated sources of funds will be sufficient for the Company to meet its liquidity needs and to comply with its financial covenants for at least twelve months from the date of this report and therefore it is appropriate to prepare the financial statements on a going concern basis.

The financial statements are expressed in U.S. dollars (“USD”), which is the functional currency of the Group’s subsidiaries because their vessels operate in international shipping markets in which revenues and expenses are primarily settled in USD, and the Group’s most significant assets and liabilities are paid for and settled in USD.

On March 7, 2024, the financial statements were authorized on behalf of GasLog’s board of directors for issuance and filing.

The principal accounting policies are set out below.

Basis of consolidation

The consolidated financial statements incorporate the financial statements of GasLog and entities controlled by GasLog (its subsidiaries). Control is achieved where GasLog:

●	has power over the investee;
●	is exposed, or has rights, to variable returns from its involvement with the investee; and
●	has the ability to use its power to affect its returns.

Income and expenses of subsidiaries acquired or disposed of during the year are included in the consolidated financial statements from the date control is obtained and up to the date control ceases. Acquisitions of businesses are accounted for using the acquisition method.

All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.

The other investors in subsidiaries in which the Group has less than 100% interest hold a non-controlling interest in the net assets of these subsidiaries. Non-controlling interest is stated at the non-controlling interest’s proportion of the net assets of the subsidiaries where the Group has less than 100% interest. Subsequent to initial recognition the carrying amount of non-controlling interest is increased or decreased by the non-controlling interest’s share of subsequent changes in the equity of such subsidiaries.

Total comprehensive income is attributed to a non-controlling interest even if this results in the non-controlling interest having a deficit balance.

Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Group.

Goodwill

Goodwill arising in a business combination is recognized as an asset at the date that control is acquired (the acquisition date). Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date fair value of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the Group’s interest in the fair value of the acquiree’s identifiable net assets exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree (if any), the excess is recognized immediately in the consolidated statement of profit or loss as a bargain purchase gain.

Goodwill is not amortized but is reviewed for impairment at least annually. For the purpose of impairment testing, goodwill is allocated to each of the Group’s cash-generating units expected to benefit from the synergies of the combination. Cash-generating units to which goodwill has been allocated are tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. An impairment loss recognized for goodwill is not reversed in a subsequent period.

On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Investment in associates

An associate is an entity over which the Group has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

The results, assets and liabilities of associates are included in these financial statements using the equity method of accounting, except when the investment is classified as held for sale, in which case it is accounted for under IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. An impairment assessment of investments in associates is performed when there is an indication that the asset has been impaired or the impairment losses recognized in prior years no longer exist.

When the Group’s share of losses exceeds the carrying amount of the investment, the investment is reported at nil value and recognition of losses is discontinued except to the extent of the Group’s commitment.

Leases

Lease income from operating leases of vessels where the Group is a lessor is recognized in the consolidated statement of profit or loss on a straight-line basis over the lease term. The respective leased assets are included in the statement of financial position based on their nature under “Tangible fixed assets” or “Right-of-use assets”.

The Group is a lessee under vessel sale and leaseback arrangements and also leases various properties, vessel and office equipment. Rental contracts are typically made for fixed periods but may have extension options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. On initial recognition, a lease is recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. The corresponding rental obligations, net of finance charges, are included in current and non-current liabilities as lease liabilities. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest rate method) and by reducing the carrying amount to reflect lease payment made. Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments: (a) fixed payments (including in-substance fixed payments), less any lease incentives receivable, (b) variable lease payments that are based on an index or a rate (if any), initially measured using the index or rate as at the commencement date, (c) amounts expected to be payable by the lessee under residual value guarantees (if any), (d) the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and (e) payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Group’s incremental borrowing rate, which is the Group’s current average borrowing rate. Right-of-use assets are measured at cost comprising the following: (a) the amount of the initial measurement of lease liability, (b) any lease payments made at or before the commencement date less any lease incentives received, (c) any initial direct costs, and (d) restoration costs. Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the consolidated statement of profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value items comprise of vessel or office equipment with value of less or equal to $5.

Accounting for (i) revenues and related operating expenses and (ii) voyage expenses and commissions

The Group’s revenues comprise revenues from time charters for the charter hire of its vessels, management fees, project supervision income and other income earned during the period in accordance with existing contracts.

A time charter represents a contract entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate. Time charter revenue is recognized as earned on a straight-line basis over the term of the relevant time charter starting from the vessel’s delivery to the charterer, except for the off-hire period. When a charter agreement exists, the vessel is made available and services are provided to the charterer and collection of the related revenue is reasonably assured. Unearned revenue includes cash received prior to the balance sheet date relating to services to be rendered after the balance sheet date. Accrued revenue represents income recognized in advance as a result of the straight-line revenue recognition in respect of charter agreements that provide for varying charter rates.

Under a time charter arrangement, the hire rate per the charter agreement has two components: the lease component and the service component relating to the vessel operating costs. Each component is accounted for in accordance with the applicable accounting standard. The revenue in relation to the lease component of the agreements is accounted for under IFRS 16 Leases. The revenue in relation to the service component relates to vessel operating expenses, which include expenses that are paid by the vessel owner such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses. These costs are essential to operating a charter and the charterers receive the benefit of these when the vessel is used during the contracted time and, therefore, these costs are accounted for in accordance with the requirements of IFRS 15 Revenue from Contracts with Customers. This revenue is recognized “over time” as the customer (i.e., the charterer) is simultaneously receiving and consuming the benefits of the service.

Revenue from vessel management and vessel construction project supervision contracts is recognized when earned and when it is probable that future economic benefits will flow to the Group and such a benefit can be measured reliably.

Time charter hires received in advance are classified as liabilities until the criteria for recognizing the revenue as earned are met.

Under a time charter arrangement, the vessel operating expenses such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses and broker’s commissions are paid by the vessel owner, whereas voyage expenses such as bunkers, port expenses, agents’ fees and extra war risk insurance are paid by the charterer.

Management believes that mobilization of a vessel from a previous port of discharge to a subsequent port of loading does not result in a separate benefit for charterers and that the activity is thus incapable of being distinct. This activity is considered to be a required set-up activity to fulfill the contract. Consequently, positioning and repositioning fees and associated expenses should be recognized over the period of the contract to match the recognition of the respective hire revenues realized, and not at a certain point in time following the adoption of IFRS 15 Revenue from Contracts with Customers. All other voyage expenses and vessel operating costs are expensed as incurred, with the exception of commissions, which are also recognized on a pro-rata basis over the duration of the period of the time charter. Bunkers’ consumption included in voyage expenses represents mainly bunkers consumed during vessels’ unemployment and off-hire.

Financial income and costs

Interest income is recognized on an accrual basis. Dividend income is recognized when the right to receive payment is established.

Interest expense, other borrowing costs and realized loss on cross currency swaps (“CCSs”) are recognized on an accrual basis.

Foreign currencies

Transactions in currencies other than the USD are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are retranslated into USD at the rates prevailing at that date. All resulting exchange differences are recognized in the consolidated statement of profit or loss in the period in which they arise. The exchange differences from cash and bonds are classified in Financial costs, while all other foreign exchange differences are classified in General and administrative expenses.

Deferred financing costs for undrawn facilities

Commitment, arrangement, structuring, legal and agency fees incurred for obtaining new loans or refinancing existing facilities are recorded as deferred loan issuance costs and classified contra to debt, while the fees incurred for the undrawn facilities are classified under non-current assets in the statement of financial position and are reclassified contra to debt on the drawdown dates.

Deferred financing costs are deferred and amortized to financial costs over the term of the relevant loan, using the effective interest method. When the relevant loan is terminated or extinguished, the unamortized loan fees are written-off in the consolidated statement of profit or loss.

Non-current assets held for sale

Non-current assets (such as vessels and FSRU) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use, where the asset is available for immediate sale in its present condition and the sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell. An impairment loss is recognized for any initial or subsequent write-down of the asset to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset, but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current asset is recognized at the date of derecognition. Non-current assets held for sale are presented separately from the other assets in the statement of financial position and are not depreciated or amortized while they are classified as held for sale.

Vessels under construction

Vessels under construction are presented at cost less identified impairment losses, if any. Costs include scheduled advance shipyard installment payments and other vessel costs including capitalized interest incurred during the construction period that are directly attributable to the acquisition or construction of the vessels.

Upon completion of the construction, the vessels are presented on the statement of financial position in accordance with the “Tangible fixed assets: Property, plant and equipment” policy as described below.

Tangible fixed assets: Property, plant and equipment

Tangible fixed assets are stated at cost less accumulated depreciation and any accumulated impairment loss. The initial cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its working condition. The cost of an LNG vessel is split into two components, a “vessel component” and a “dry-docking component”. Depreciation for the vessel component is calculated on a straight-line basis, after taking into account the estimated residual values, over the estimated useful life of this major component of the vessels. Residual values are based on management’s estimation about the amount that the Group would currently obtain from disposal of its vessels, after deducting the estimated costs of disposal, if the vessels were already of the age and in the condition expected at the end of their useful life.

The LNG vessels are required to undergo dry-docking overhaul every five years to restore their service potential and to meet their classification requirements that cannot be performed while the vessels are operating. The dry-docking component is estimated at the time of a vessel’s delivery from the shipyard or acquisition from the previous owner and is measured based on the estimated cost of the first dry-docking subsequent to its acquisition, based on the Group’s historical experience with similar types of vessels. For subsequent dry-dockings, actual costs are capitalized when incurred. The dry-docking component is depreciated over the period of five years in case of new vessels, and until the next dry-docking for secondhand vessels (which is performed within five years from the vessel’s last dry-docking).

Costs that will be capitalized as part of the future dry-dockings will include a variety of costs incurred directly attributable to the dry-dock and costs incurred to meet classification and regulatory requirements, as well as expenses related to the dock preparation and port expenses at the dry-dock shipyard, dry-docking shipyard expenses, expenses related to hull, external surfaces and decks, and expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board. Dry-docking costs do not include vessel operating expenses such as replacement parts, crew expenses, provisions, lubricants consumption, insurance, management fees or management costs during the dry-docking period. Expenses related to regular maintenance and repairs of vessels are expensed as incurred, even if such maintenance and repair occurs during the same time period as dry-docking.

The LNG vessels are also required to undergo an underwater survey in lieu of dry-docking (“intermediate survey”) in order to meet certain classification requirements. The intermediate survey component is recognized after the first intermediate survey, which takes place between the first and the second dry-docking and is amortized over the period until the next dry-docking which is estimated to be two and a half years. The extent of the underwater inspection is to be sufficient to include all items which would normally be examined if the vessel was on dry-docking. If the intermediate survey reveals a damage or deterioration that requires further attention, the surveyor may require that the vessel be dry-docked earlier than scheduled in order to undertake a detailed survey and necessary repairs.

The expected useful lives of all long-lived assets are as follows:

Vessel
LNG vessel component	35 years
Dry-docking component	5 years
Intermediate survey component	the period until the next dry-docking (i.e. 1-3 years)
Furniture, computer, software and other office equipment	3-5 years
Leasehold improvements	12 years (or remaining term of the lease)

Management estimates the useful life of its vessels to be 35 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

The useful lives of all assets and the depreciation method are reviewed annually to ensure that the method and period of depreciation are consistent with the expected pattern of economic benefits from items of property, plant and equipment. The residual value is also reviewed at each financial period-end. If expectations differ from previous estimates, the changes are accounted for prospectively in the consolidated statement of profit or loss in the period of the change and future periods.

Management estimates the residual value of its vessels to be equal to the product of their lightweight tonnage (“LWT”) and an estimated scrap rate per LWT. The estimated residual value of the vessels may not represent the fair market value at any time partly because market prices of scrap values tend to fluctuate. The Group might revise the estimate of the residual values of the vessels in the future in response to changing market conditions.

Ordinary maintenance and repairs that do not extend the useful life of the asset are expensed as incurred.

When assets are sold, they are derecognized and any gain or loss resulting from their disposal is included in the consolidated statement of profit or loss.

Impairment of tangible fixed assets, vessels under construction and right-of-use assets

All assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Whenever the carrying amount of an asset exceeds its recoverable amount, an impairment loss is recognized in the consolidated statement of profit or loss. The recoverable amount is the higher of an asset’s fair value less cost of disposal and “value in use”. The fair value less cost of disposal is the amount obtainable from the sale of an asset in an arm’s length transaction less the costs of disposal, while “value in use” is the present value of estimated future cash flows expected to arise from the continuing use of an asset and from its disposal at the end of its useful life. Recoverable amounts are estimated for individual assets or, if it is not possible, for the cash-generating unit. Each vessel is considered to be a separate cash-generating unit. The fair values of the vessels are estimated from market-based evidence by appraisal that is normally undertaken by professionally qualified brokers.

Reimbursable capital expenditures

Costs eligible for capitalization that are contractually reimbursable by our charterers are recognized on a gross basis in the period incurred under “Vessels” or “Right-of-use assets”. Concurrently, an equal amount is deferred as a liability and amortized to the consolidated statement of profit or loss as revenue over the remaining tenure of the charter party agreement.

Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Inventories

Inventories represent lubricants on board the vessel and, in the event of a vessel not being employed under a charter, the bunkers on board the vessel. Inventories are stated at the lower of cost calculated on a first in, first out basis, and net realizable value.

Financial instruments

Financial assets and liabilities are recognized when the Group becomes a party to the contractual provisions of the instrument. All financial instruments are initially recognized at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

●	Cash and cash equivalents

Cash and cash equivalents includes cash on hand, deposits held at call with financial institutions and other short-term, highly liquid investments which are readily convertible into known amounts of cash with original maturities of three months or less at the time of purchase that are subject to an insignificant risk of change in value.

●	Restricted cash

Restricted cash comprises cash held that is not available for use by the Group including cash held in blocked accounts in order to comply with the covenants under the Group’s credit facilities and amounts held as guarantees as part of stand-by letters of credit.

●	Short-term cash deposits

Short-term cash deposits represent short-term, highly liquid time deposits placed with financial institutions which are readily convertible into known amounts of cash with original maturities of more than three months but less than 12 months at the time of purchase that are subject to an insignificant risk of change in value.

●	Trade receivables

Trade receivables are carried at the amount expected to be received from the third party to settle the obligation. At each reporting date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for doubtful accounts. Trade receivables are recognized initially at their transaction price and subsequently measured at amortized cost using the effective interest method. Trade receivables are written off when there is no reasonable expectation of recovery. See Note 9 for further information about the Group’s accounting for trade receivables.

The simplified approach is applied to trade and other receivables and the Group recognizes lifetime expected credit losses (“ECLs”) on trade receivables. Under the simplified approach, the loss allowance is always equal to ECLs.

●	Borrowings

Borrowings are initially recognized at fair value (net of transaction costs). Borrowings are subsequently measured at amortized cost, using the effective interest rate method. Any difference between the proceeds (net of transaction costs) and the settlement of the borrowings is recognized in the consolidated statement of profit or loss over the term of the borrowings.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Borrowings also include arrangements such as sale and leaseback transactions with an option or obligation to repurchase the asset. The Group continues to recognize the asset and a financial liability for the amount of the consideration received from the customer.

●	Derivative financial instruments

The Group enters into a variety of derivative financial instruments to economically hedge its exposure to interest rate and foreign exchange rate risks, including interest rate swaps, CCSs and forward foreign exchange contracts.

Derivative financial instruments are initially recognized at fair value on the date the derivative contracts are entered into and are subsequently remeasured to their fair value at each reporting date. The resulting changes in fair value are recognized in the consolidated statement of profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in the consolidated statement of profit or loss depends on the nature of the hedge relationship. Derivatives are presented as assets when their valuation is favorable to the Group and as liabilities when unfavorable to the Group.

The Group’s criteria for classifying a derivative instrument in a hedging relationship include: (1) the existence of an economic relationship between the hedged item and the hedging instrument (i.e., the hedging instrument and hedged item must, based on an economic rationale, be expected to move in opposite directions as a result of a change in the hedged risk); (2) the effect of the credit risk should not dominate the value changes of either the hedged item or the hedging instrument (i.e., credit risk can arise on both the hedging instrument and the hedged item in the form of the counterparty’s credit risk or the entity’s own credit risk); and (3) the hedge ratio (i.e., the ratio between the amount of hedged item and the amount of hedging instrument) of the hedging relationship is the same as that actually used in the economic hedge.

At inception of the hedge relationship, the Group documents the economic relationship between hedging instruments and hedged items, including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The Group documents its risk management objective and strategy for undertaking its hedge transactions.

Cash flow hedges that qualify for hedge accounting

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income/loss. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of profit or loss. Amounts previously recognized in other comprehensive income/loss and accumulated in equity are reclassified to the consolidated statement of profit or loss in the periods when the hedged item affects profit or loss, in the same line item as the recognized hedged item. Hedge accounting is discontinued when the Group terminates the hedging relationship, when the hedging instrument expires or is sold, terminated or exercised, or when it no longer qualifies for hedge accounting. Any gain or loss accumulated in equity at that time remains in equity and is recognized in the consolidated statement of profit or loss when the hedged item affects the consolidated statement of profit or loss. When a forecast transaction designated as the hedged item in a cash flow hedge is no longer expected to occur, the gain or loss accumulated in equity is recycled immediately to the consolidated statement of profit or loss.

In accordance with the transition provisions, in December 2019 the Group adopted the amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures which provide certain reliefs in connection with interest rate benchmark reform, retrospectively to hedging relationships that existed at the start of the reporting period or were designated thereafter. The amendments provide temporary relief from applying specific hedge accounting requirements to hedging relationships directly affected by interbank offered rate (“IBOR”) reform. The reliefs have the effect that IBOR reform should not generally cause hedge accounting to terminate. However, any hedge ineffectiveness should continue to be recorded in the income statement. The reliefs will cease to apply when the uncertainty arising from interest rate benchmark reform is no longer present. The Group uses CCSs in order to hedge the Group’s exposure to fluctuations deriving from its bonds (Note 26). The amendments permit continuation of hedge accounting even though there is uncertainty about the replacement of the floating interest rates included in its CCSs (Note 24).

Segment information

The information provided to the Group’s chief operating decision maker, being the Chief Executive Officer, to review the Group’s operating results and allocate resources is on a consolidated basis for a single reportable segment. Furthermore, when the Group charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Employee benefits

(i)	Short-term employee benefits

Liabilities for wages and salaries that are expected to be settled wholly within 12 months after the end of the annual reporting period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current liabilities in the consolidated statement of financial position.

(ii)	Long-term employee benefits

Long-term employee benefits are employee benefits that are not expected to be settled wholly before 12 months after the end of the annual reporting period in which the employees render the service that gives rise to the benefit. These obligations are measured as the present value of expected future payments to be made with any unwind in the discount reflected in the consolidated statement of profit or loss.

(iii)Share-based compensation

Share-based compensation to employees and executives are measured at the fair value of the equity instruments on the grant date. Details regarding the determination of the fair value of share-based transactions are set out in Note 22.

The fair value determined at the grant date of the equity-settled share-based compensation is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Group revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statement of profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the share-based compensation reserve.

If a grant of equity instruments is cancelled or settled during the vesting period (other than a grant cancelled by forfeiture when the vesting conditions are not satisfied), (a) the Group shall account for the cancellation or settlement as an acceleration of vesting, and shall therefore recognize immediately the amount that otherwise would have been recognized for services received over the remainder of the vesting period and (b) any payment made to the employee on the cancellation or settlement of the grant shall be accounted for as the repurchase of an equity interest, i.e., as a deduction from equity, except to the extent that the payment exceeds the fair value of the equity instruments granted, measured at the repurchase date. Any such excess shall be recognized as an expense.

(iv)Termination benefits

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits at the earlier of the following dates: (a) when the Group can no longer withdraw the offer of those benefits; and (b) when the Group recognizes costs for a restructuring that is within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and which involve the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after the end of the reporting period are discounted to present value.

Critical accounting judgments and key sources of estimation uncertainty

The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses recognized in the consolidated financial statements. The Group’s management evaluates whether estimates should be made on an ongoing basis, utilizing historical experience, consultation with experts and other methods management considers reasonable in the particular circumstances. However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the assets or liabilities in the future. Critical accounting judgments are those that reflect significant judgments of uncertainties and potentially result in materially different results under different assumptions and conditions.

Critical accounting judgments

In the process of applying the GasLog’s accounting policies as of December 31, 2022, management made several critical accounting judgments in preparing its discounted cashflow analysis, that had the most significant effect on the amounts recognized in the consolidated financial statements. As of December 31, 2023, limited judgements were made in assessing internal and external factors of impairment and reversal triggers that could have impacted the amounts recognized in the consolidated financial statements.

Key sources of estimation uncertainty

Impairment loss on vessels: The Group evaluates the carrying amounts of each of its vessels and vessels under construction to determine whether there is any indication that they have suffered an impairment loss by considering both internal and external sources of information. If any such indication exists, their recoverable amounts are estimated in order to determine the extent of the impairment loss, if any. With respect to vessels, their total carrying amount as of December 31, 2023, was $3,876,050 (December 31, 2022: $4,480,422). Recoverable amount is the higher of fair value less costs to sell and value in use. The Group’s estimates of recoverable value assume that the vessels are all in seaworthy condition without need for repair and certified in class without notations of any kind.

In assessing the fair value less cost to sell of the vessel, the Group obtains charter free market values for each vessel from independent and internationally recognized ship brokers on a semi-annual basis, which are also commonly used and accepted by the Group’s lenders for determining compliance with the relevant covenants in its credit facilities. Vessel values can be highly volatile, so the charter-free market values may not be indicative of the current or future market value of the Group’s vessels, or prices that could be achieved if it were to sell them.

As of December 31, 2022, a number of negative indicators such as the continuous decline of the charter-free market values of the Group’s steam turbine propulsion (“Steam”) vessels, as estimated by ship brokers, driven by reduced market expectations of the long-term rates at which the Group could expect to secure term employment for the remaining economic lives of the Steam vessels, combined with potential costs of compliance with environmental regulations applicable from 2023 onwards, continued to influence management’s strategic decisions and prompted the Group to conclude that events and circumstances triggered the existence of potential impairment of Steam vessels, resulting in the company performing a discounted cash flow impairment analysis with no impairment indicators identified with respect to the remaining owned and bareboat fleet as of December 31, 2022.

As of December 31, 2023, the Group concluded that there were no events or circumstances triggering the existence of potential impairment or reversal of impairment of its owned and bareboat fleet.

Adoption of new and revised IFRS

(a)Standards and interpretations adopted in the current period

The following standards and amendments relevant to the Group were effective in the current year:

In February 2021, the IASB amended IAS 1 Presentation of Financial Statements, IFRS Practice Statement 2 and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to improve accounting policy disclosures and to help the users of the financial statements to distinguish between changes in accounting estimates and changes in accounting policies. The amendments are effective for annual periods beginning on or after January 1, 2023. These amendments did not have a material impact on the Group’s financial statements.

All other IFRS standards and amendments that became effective in the current year were not relevant to the Group or were not material with respect to the Group’s financial statements.

(b)Standards and amendments in issue not yet adopted

At the date of authorization of these consolidated financial statements, the following standards and amendments relevant to the Group were in issue but not yet effective:

In January 2020, the IASB issued a narrow-scope amendment to IAS 1 Presentation of Financial Statements (as further amended in October 2022), to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (for example, the receipt of a waiver or a breach of covenant). The amendment also clarifies what IAS 1 means when it refers to the “settlement” of a liability, as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. The amendment will be effective for annual periods beginning on or after January 1, 2024 and should be applied retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Earlier application is permitted. Management anticipates that this amendment will not have a material impact on the Group’s financial statements.

In June 2023, the International Sustainability Standards Board (“ISSB”) issued IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information and IFRS S2 Climate-related Disclosures. The objective of IFRS S1 and IFRS S2 is to require an entity to disclose information about its sustainability-related risks and opportunities and climate-related risks and opportunities, respectively, that is useful to users of general-purpose financial reports in making decisions relating to providing resources to the entity. IFRS S1 is effective for annual reporting periods beginning on or after January 1, 2024 with earlier application permitted as long as IFRS S2 is also applied. IFRS S2 is effective for annual reporting periods beginning on or after January 1, 2024 with earlier application permitted as long as IFRS S1 is also applied. Management anticipates that these standards will have a disclosure impact on the Group’s financial statements.

The impact of all other IFRS standards and amendments issued but not yet adopted is not expected to be material with respect to the Group’s financial statements.